Subsequent Events (Details) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 21, 2023	Feb. 28, 2023	Feb. 14, 2023	Aug. 29, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
Proceeds from debt					$ 106,706,000	$ 56,118,000	$ 328,539,000	$ 119,740,000	$ 352,968,000
Common units : Par Value (in dollars per unit)					$ 0.01		$ 0.01	$ 0.00
Variable rate (as a percent)				0.10%
New short-term trade finance facility
Subsequent Events
Aggregate principal amount	$ 70,000,000
Debt term	1 year
Variable rate (as a percent)	4.00%
New short-term trade finance facility | Federal Funds Rate
Subsequent Events
Variable rate (as a percent)	1.00%
New short-term trade finance facility | SOFR one-month
Subsequent Events
Variable rate (as a percent)	1.00%
Bixby Roasting Co.
Subsequent Events
Shares of common stock issued by Company		39,778
Cash consideration.		$ 2,200,000
Subsequent Event | Delayed Draw Term Loan Facility
Subsequent Events
Proceeds from debt			$ 0
Subsequent Event | Delayed Draw Term Loan Facility | Credit Agreement
Subsequent Events
Aggregate principal amount			$ 50,000,000.0
Subsequent Event | New short-term trade finance facility
Subsequent Events
Aggregate principal amount	$ 70,000,000
Debt term	1 year
Subsequent Event | New short-term trade finance facility | SOFR
Subsequent Events
Variable rate (as a percent)	4.00%
Subsequent Event | New short-term trade finance facility | Federal Funds Rate
Subsequent Events
Variable rate (as a percent)	0.50%
Subsequent Event | New short-term trade finance facility | SOFR one-month
Subsequent Events
Variable rate (as a percent)	1.00%
Subsequent Event | Bixby Roasting Co.
Subsequent Events
Shares of common stock issued by Company		39,778
Common units : Par Value (in dollars per unit)		$ 0.01
Cash consideration.		$ 2,200,000